MFA 2024-NQM1 Trust ABS-15G

EXHIBIT 99.52

Loan Number (Selling Lender)	Loan Number (Purchasing Lender)	Data Field	Tape Data	IB Review Value	Discrepancy Comments
47085		Loan Type	Conventional	Non-QM	Tape reflects loan type as Conventional however loan was review as Alt A due to full doc income documentation in file.
47085		Total Debt to Income Ratio	48.20%	48.15%	Approval 48.24% DTI. Tape value due to formatting/rounding error. Review 48.15%DTI. Variance less than 1% considered non-material issue
48604		Total Debt to Income Ratio	42.35%	42.31%	Per review income/liabilities calculations.
48604		Appraised Value	XXXX	XXXX	Tape value $xxxx is purchase price; review value $xxxx is appraised value.
48295		Amortization Type	5/1 or 5/6 mos. ARM	5/1 or 5/6 mos. ARM (IO)	Tape reflects Loan as 5/1 or 5/6 Arm but does not disclose the IO feature.
48295		Amortized Original Term	360.0	NaN.0	Loan is 30 Year IO.
48296		Amortization Type	5/1 or 5/6 mos. ARM	5/1 or 5/6 mos. ARM (IO)	Tape does not include the IO feature for this 5/1 or 5/6 mos. ARM
48296		Amortized Original Term	360.0	NaN.0	Loan is 30 Year IO.
48297		Amortization Type	5/1 or 5/6 mos. ARM	5/1 or 5/6 mos. ARM (IO)	Tape reflects Loan as 5/1 or 5/6 Arm but does not disclose the IO feature.
48297		Amortized Original Term	360.0	NaN.0	Loan is 30 Yr IO.
48298		Amortization Type	5/1 or 5/6 mos. ARM	5/1 or 5/6 mos. ARM (IO)	Tape reflects Loan as 5/1 or 5/6 Arm but does not disclose the IO feature.